Acquisitions - Schedule of Allocation for Consideration (Details) (10-K) - USD ($)	Mar. 15, 2019	Sep. 27, 2018
Total Consideration		$ 6,124,005
Jageman Stamping Company's [Member]
Total Consideration	$ 26,900,000
Jageman Stamping Company's [Member] | Equipment [Member]
Total Consideration	18,869,541
Jageman Stamping Company's [Member] | Intellectual Property [Member]
Total Consideration	1,773,436
Jageman Stamping Company's [Member] | Customer Relationships [Member]
Total Consideration	1,666,774
Jageman Stamping Company's [Member] | Tradename [Member]
Total Consideration	2,472,095
Jageman Stamping Company's [Member] | Loss on Purchase [Member]
Total Consideration	$ 2,118,154